COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Long-term Purchase Commitment [Table Text Block]
As of September 30, 2014 and 2015, capital commitments for the purchase of long-term assets are as follows:

	September 30,
	2014	2015
	RMB	RMB

Equipment	7,457	4,877
Plant and building construction	85	-

	7,542	4,877

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	As of September 30, 2015, the Company was obligated under operating leases requiring minimum rental as follows:
RMB
Year ending September 30,

2016	812
2017	498
2018	455
2019	455
Thereafter	455

2,675